Equity	9 Months Ended
Sep. 30, 2023
Equity
Equity
14.	Equity
(a)	Ordinary shares

In connection with the Company’s IPO in November 2022, the Company issued 5,462,500 American depositary shares (“ADSs”) or 16,387,500 Class A ordinary shares at the price of USD11 per ADS or USD3.67 per ordinary share, with net proceeds of RMB365,784.

(b)Distribution to shareholders

In August 2023, the company declared a cash dividend of US$0.05 per ordinary share, or US$0.15 per American Depositary Share (“ADS”), with each ADS representing three Class A ordinary shares. The total amount of RMB150,579 has been distributed on September 28, 2023.